Amounts Receivable and Prepaids - Schedule of amounts receivable and prepaids (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Trade And Other Current Receivables [Line Items]
Total	$ 15,168,654	$ 9,794,291
Less: current portion	(9,353,875)	(6,758,017)
Long term portion	5,814,779	3,036,274
Sales tax receivable [Member]
Trade And Other Current Receivables [Line Items]
Total	8,693,836	4,516,993
Prepaid expenses and other receivables [Member]
Trade And Other Current Receivables [Line Items]
Total	4,658,854	3,021,408
Receivable on sale of subsidiary [Member]
Trade And Other Current Receivables [Line Items]
Total	1,815,964	1,815,964
Energy tax receivable [Member]
Trade And Other Current Receivables [Line Items]
Total	$ 0	$ 439,926